Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
May 4, 2018
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Principal Variable Contracts Funds, Inc. (the "Fund") File Nos. 002-35570, 811-01944
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#114) was filed electronically with the Securities and Exchange Commission on April 25, 2018 (Accession # 0000012601-18-000087).
If you have any questions regarding this filing, please call me at 515-878-7806 or Britney Schnathorst at 515-235-1209.
Very truly yours,
/s/ Ashley Fuhrmeister
Ashley Fuhrmeister
Assistant Counsel, Registrant